INTANGIBLE ASSETS AND GOODWILL - Schedule of Goodwill (Details) - USD ($)				12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Oct. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in the carrying amount of goodwill
Balance at the beginning of the period				$ 13,044,000,000	$ 13,126,000,000	$ 13,142,000,000
Acquisition of certain assets of Synergy						3,000,000
Goodwill reclassified to assets held for sale					(217,000,000)	(18,000,000)
Foreign exchange and other				(118,000,000)	117,000,000	(1,000,000)
Assets held for sale reclassified to goodwill					18,000,000
Realignment of segment goodwill				0
Impairment	$ 0	$ 0	$ 0	(469,000,000)
Balance at the end of the period				12,457,000,000	13,044,000,000	13,126,000,000
Bausch + Lomb/ International
Change in the carrying amount of goodwill
Balance at the beginning of the period				5,704,000,000	5,786,000,000	5,805,000,000
Goodwill reclassified to assets held for sale					(217,000,000)	(18,000,000)
Foreign exchange and other				0	117,000,000	(1,000,000)
Assets held for sale reclassified to goodwill					18,000,000
Realignment of segment goodwill				(5,704,000,000)
Impairment				0
Balance at the end of the period				0	5,704,000,000	5,786,000,000
Bausch + Lomb
Change in the carrying amount of goodwill
Foreign exchange and other				(77,000,000)
Realignment of segment goodwill				5,395,000,000
Balance at the end of the period				5,318,000,000
Salix
Change in the carrying amount of goodwill
Balance at the beginning of the period				3,159,000,000	3,159,000,000	3,156,000,000
Acquisition of certain assets of Synergy						3,000,000
Balance at the end of the period				3,159,000,000	3,159,000,000	3,159,000,000
International
Change in the carrying amount of goodwill
Foreign exchange and other				(62,000,000)
Realignment of segment goodwill				887,000,000
Balance at the end of the period				825,000,000
Ortho Dermatologics
Change in the carrying amount of goodwill
Balance at the beginning of the period				1,267,000,000	1,267,000,000	1,267,000,000
Impairment				(469,000,000)
Balance at the end of the period				798,000,000	1,267,000,000	1,267,000,000
Diversified Products
Change in the carrying amount of goodwill
Balance at the beginning of the period				2,914,000,000	2,914,000,000	2,914,000,000
Foreign exchange and other				21,000,000
Realignment of segment goodwill				(578,000,000)
Balance at the end of the period				$ 2,357,000,000	$ 2,914,000,000	$ 2,914,000,000